Contingent liabilities and legal proceedings - USL’s dispute with IDBI Bank Limited (Details) ₨ in Millions, £ in Millions			6 Months Ended
	Apr. 01, 2015 GBP (£)	Apr. 01, 2015 INR (₨)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 INR (₨)	Jun. 30, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Jun. 30, 2020 GBP (£)	Jul. 03, 2013 GBP (£)	Jul. 03, 2013 INR (₨)
Disclosure of contingent liabilities [line items]
Borrowings			£ 12,331		£ 12,109	£ 12,661	£ 13,246
IDBI Bank Limited | United Spirits Limited
Disclosure of contingent liabilities [line items]
Damages claimed	£ 5	₨ 459	£ 5	₨ 459
IDBI Bank Limited | IDBI term loan | United Spirits Limited
Disclosure of contingent liabilities [line items]
Borrowings								£ 61	₨ 6,280